Financing (Tables)	12 Months Ended
Dec. 31, 2010
Financing (Tables) [Abstract]
Long-term debt

	December 31,
(in millions)	2010	2009
5.25% senior notes due 2012, net of unamortized discount	$999.6	$999.4
6.25% senior notes due 2014, net of unamortized discount	996.9	996.1
7.25% senior notes due 2019, net of unamortized discount	497.1	496.8
Term-1 loans due October 14, 2010	—	800.0
Term A loans due October 14, 2010	—	540.0
Revolving credit facility due August 13, 2013	—	—
Other	0.2	0.3

Total debt	2,493.8	3,832.6
Less current maturities	0.1	1,340.1

Long-term debt	$2,493.7	$2,492.5

Schedule of current maturities for long-term debt

Year Ended December 31,
2011	$0.1
2012	1,000.1
2013	0.1
2014	1,000.0
2015	—
Thereafter	500.0

$2,500.3